ACCOUNTS AND OTHER RECEIVABLES - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Trade receivables	$ 3,310	$ 6,608
IVA receivables	5,119	12,564
Other receivables	456	1,654
Current portion of loan receivable	1,400	1,450
Accounts receivable	$ 10,285	$ 22,276